FIRST INVESTORS INCOME FUNDS | First Investors Strategic Income Fund
First Investors Strategic Income Fund
SUPPLEMENT DATED APRIL 13, 2015

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS

DATED JANUARY 31, 2015

1.
In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Investment Strategies”, the seventh sentence in the second paragraph is deleted in its entirety and replaced with the following:

The equity-related Underlying Funds are currently composed of the First Investors Equity Income Fund, which primarily invests in dividend-paying stocks of any size company, and the First Investors Real Estate Fund, which primarily invests in securities issued by real estate investment trusts (“REITs”)(“Underlying Equity Funds”).

2.
In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Investment Strategies”, the second and third sentences in the third paragraph are deleted in their entirety and replaced with the following:

While the percentage of allocation to each Underlying Fund is flexible, under normal conditions, the Fund will invest approximately 95% (within a range of 85%-100%) of its net assets in the Underlying Income Funds and approximately 5% (within a range of 0%-15%) of its net assets in the Underlying Equity Funds. The Fund anticipates that it will invest a significant portion of its net assets in the First Investors Limited Duration High Quality Bond Fund, First Investors Investment Grade Fund, First Investors Fund For Income, First Investors Floating Rate Fund and First Investors International Opportunities Bond Fund and, to a lesser degree, in the First Investors Cash Management Fund, First Investors Government Fund, First Investors Tax Exempt Income Fund, First Investors Tax Exempt Opportunities Fund, First Investors Equity Income Fund and First Investors Real Estate Fund.

3.	In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, the following risks are added:

Industry Concentration Risk. An Underlying Fund’s strategy of concentrating its investments in issuers engaged in a single industry means that the Underlying Fund’s performance will be closely tied to the performance of that market segment. The Underlying Fund will be more susceptible to adverse economic, market, political or regulatory occurrences affecting the real estate industry than a diversified fund.

Real Estate Investments Risk. An Underlying Fund that invests in securities of companies engaged in the real estate industry is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REIT Risk. In addition to the risks associated with the real estate industry, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and an Underlying Fund will indirectly bear a proportionate share of those fees and expenses.

4.
In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, the first sentence under the sub-heading “Interest Rate Risk” is deleted in its entirety and replaced with the following:

In general, when interest rates rise the market values of debt, municipal securities, real estate and real estate companies decline, and when interest rates decline, the market value of debt, municipal securities, real estate and real estate companies increase.

5.
In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, the following is added after the last sentence under the sub-heading “Liquidity Risk”:

In the case of real estate companies and REITs, the risk is heightened for issuers with smaller market capitalizations, limited investments, larger amounts of debt, or higher levels of exposure to sub-prime mortgages.

6.
In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, the first sentence under the sub-heading “Market Risk” is deleted in its entirety and replaced with the following:

The prices of an Underlying Fund’s securities may decline or experience volatility over short or even extended periods due to general market conditions, company-specific developments, an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment.

7.
In “The Funds Summary Section” for the Strategic Income Fund, under the heading “Principal Risks of the Underlying Funds”, the text under the sub-heading “Prepayment and Extension Risk” is deleted in its entirety and replaced with the following:

To the extent an Underlying Fund invests in mortgage-backed or other asset-backed securities or in mortgage or hybrid REITs, it is subject to prepayment and extension risk. When interest rates decline, borrowers tend to refinance their loans and mortgages. When this occurs, the loans that back certain securities and mortgages may suffer a higher rate of prepayment, and a mortgage or hybrid REIT’s income and share price may decline. This could cause a decrease in the Underlying Fund’s income and share price. Extension risk is the flip side of prepayment risk. When interest rates rise, borrowers tend to repay their loans and mortgages less quickly, which generally will increase a mortgage or hybrid REIT and Underlying Fund’s sensitivity to interest rates and their potential for price declines.

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Please retain this Supplement for future reference.